Notes Payable - Related Party (Tables)	12 Months Ended
Dec. 31, 2013
Notes Payable - Related Party [Abstract]
Summary of fair values of warrants
Assumption	2012
Expected Volatility	98%-111%
Expected term (years)	2-4
Risk-free interest rate	0.74%-2.01%